As filed with the Securities and Exchange Commission on March 15, 2019

Securities Act File No. 33-98102

Investment Company Act File No. 811-1743

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 82	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95
(Check appropriate box or boxes)	☒

THE ALGER FUNDS II

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b),
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of March, 2019.

THE ALGER FUNDS II

By:	/s/ Hal Liebes
Hal Liebes
President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Hal Liebes	President	March 15, 2019
Hal Liebes	(Chief Executive Officer)

/s/ Michael D. Martins	Treasurer	March 15, 2019
Michael D. Martins	(Chief Financial Officer)

*	Trustee	March 15, 2019
Charles F. Baird, Jr.

*	Trustee	March 15, 2019
Roger P. Cheever

*	Trustee	March 15, 2019
Hilary M. Alger

*	Trustee	March 15, 2019
David Rosenberg

*	Trustee	March 15, 2019
Nathan E. Saint-Amand

*	Trustee	March 15, 2019
Stephen E. O’Neil

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase